Property and Equipment - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended		91 Months Ended	97 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation, Total	$ 0	$ 847	$ 586	$ 3,372	$ 18,371	$ 18,371